As filed with the Securities and Exchange Commission on November 5, 2008

                                             SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                            RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                                                                              of
                                                     PIONEER FLOATING RATE TRUST
                                                                 60 State Street
                                                                Boston, MA 02109
                                                                  (617) 742-7825

                    Under the Investment Company Act of 1940
                    Investment Company Act File No. 811-21654

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), and states that, pursuant to no-action relief granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

(1) Titles of the classes of securities of Pioneer Floating Rate Trust (the "Trust") to be redeemed:

         Auction Market Preferred Shares, Series W7
         Auction Market Preferred Shares, Series Th7
         Auction Market Preferred Shares, Series M7

(2) The date on which the securities are to be redeemed:

         Series                                               Date
         ------                                               ----
         Auction Market Preferred Shares, Series W7: November 20, 2008
         Auction Market Preferred Shares, Series Th7:         November 21, 2008
         Auction Market Preferred Shares, Series M7: November 25, 2008

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

         The Auction Market Preferred Shares are to be redeemed pursuant to
         Section 9(a)(i) of Part I of the Statement of Preferences of Auction Market Preferred Shares.

(4) Number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Trust intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding Auction Market Preferred Shares set forth below:

         Series                                               Number of Shares

         Auction Market Preferred Shares, Series W7:          400
         Auction Market Preferred Shares, Series Th7:                  400
         Auction Market Preferred Shares, Series M7:          401

                                 SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 5th day of November, 2008.

                                            PIONEER FLOATING RATE TRUST

                                            By: /s/ Dorothy Bourassa
                                                    Name:  Dorothy Bourassa
                                                    Title: Secretary